UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                December 31, 2004

Check here if Amendment [    ]; Amendment Number:
         This Amendment (Check only one.):  [    ]  is a restatement
                                            [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PITCAIRN FINANCIAL GROUP, INC.
Address: 165 Township Line Road, Suite 3000
         Jenkintown, PA  19046

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence R. Bardfeld
Title:   Chief Legal Officer
Phone:   215-881-6116

Signature, Place and Date of Signing:

\s\ Lawrence R. Bardfeld
------------------------------------
Lawrence R. Bardfeld           Jenkintown, Pennsylvania         February 1, 2005

Report Type:

[   ]   13F HOLDINGS REPORT
[ X ]   13F NOTICE
[   ]   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number        Name
028-00460                   Pitcairn Company
028-01980                   Pitcairn Group L.P.
028-02426                   Pitcairn Trust Company
028-10953                   Constellation Investment Management Company, L.P.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.